Non-controlling Interest - Summarized Statement of Balance Sheets (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Minority Interest [Line Items]
Current assets	$ 23,550,173	$ 37,388,013
Current liabilities	41,034,144	30,316,694
Total equity (deficiency)	(27,560,669)	60,837,599	$ 137,545,309
Equity holders of the Company	(11,939,854)	48,115,522
Non-controlling interest	(15,620,815)	12,722,077
Sprout Foods, Inc.
Minority Interest [Line Items]
Current assets	12,382,450	12,260,375
Non-current assets	9,788	39,000,367
Current liabilities	12,938,219	5,991,483
Non-current liabilities	35,789,746	25,362,259
Total equity (deficiency)	(36,335,727)	19,907,000
Equity holders of the Company	(20,714,912)	7,184,923
Non-controlling interest	$ (15,620,815)	$ 12,722,077